Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	301	1,260	648	2,532
In respect of prior period U.K.	24	—	24	22
In respect of current period U.S.	—	—	—	(1)

	325	1,260	672	2,553
Deferred tax:
In respect of current period U.S.	3	12	9	24
In respect of prior period U.S.	—	—	—	—

Income tax credit	328	1,272	681	2,577

	June 30, 2025	December 31, 2024
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	4,263	4,591
U.S. tax	3	3

	4,266	4,594

Deferred tax asset
U.S. deferred tax asset	112	113